Segment Information - Schedule of Net Sales from Major Customers (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
ZTE Corporation (''ZTE'') [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 9,011,148	$ 24,227,414	$ 8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. ("Tinno") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (''Huabel'') [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	9,799,379	5,245	109
Electrolux S.A. and Subsidiaries ("Electrolux") [Member] | Discontinued Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers		$ 52,339,623	$ 42,006,085